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November 22, 1995



SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, NW
Attention: Filing Desk
Stop 1-4
Washington, D.C. 20549-1004

Re:    Van Kampen American Capital Utilities Income Fund
       Rule 24f-2 Notice
       File Nos.:   33-68452
                    811-7998


Gentlemen:

        In accordance with the provisions of Rule 24f-2, Van Kampen American Capital Utilities Income Fund (the "Fund") hereby files five copies of its 24f-2 Notice.

        This Rule 24f-2 Notice is filed for the Fund's fiscal year ended September 27, 1995, (the "Fiscal Year"), and relates to shares of Beneficial Interest, $0.01 par value (the "Shares") of the Fund.

        -0- Shares had been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) and remained unsold at the beginning of the Fiscal Year.

        -0- Shares were registered during the Fiscal Year, other than pursuant to Rule 24-2.

        1,761,390 (Class A totals 801,126, Class B totals 801,861 and Class C totals 158,403) Shares were sold during the Fiscal Year exclusive of 113,873 (Class A totals 45,247, Class B totals 59,798 and Class C totals 8,828) Shares issued upon reinvestment of dividends or distributions without the imposition of a sales charge.

        1,761,390 Shares were sold during the Fiscal Year in reliance upon the registration of an indefinite number of Shares pursuant to Rule 24f-2. Attached to this Rule 24f-2 Notice and made a part hereof, is an opinion of counsel indicating that the Shares, the registration of which this Notice makes definite in number, were legally issued, fully paid, and nonassessable.



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Securities and Exchange Commission
Page 2


        In accordance with subsection (c) of Rule 24f-2, a registration fee is payable, based upon the actual aggregate price for which Shares were sold during the Fiscal Year under Rule 24f-2, reduced by the difference between (1) the actual aggregate redemption price of Shares redeemed by the Fund during the Fiscal Year, and (2) the actual aggregate redemption price of such redeemed Shares previously applied by the Fund pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Such computation is as follows:

        Aggregate Sales Price for Shares Sold During
        Fiscal Year Under Rule 24f-2                                 $15,633,354

        Reduced by the difference between:

               (1) Aggregate Redemption Price of Shares
                   Redeemed during the Fiscal Year                   $11,700,907

                                               and

               (2) Aggregate Redemption Price of Redeemed
                   Shares Previously Applied by Fund
                   Pursuant to Section 24(e)(1) of
                   Investment Company Act of 1940                          $ -0-

        Equals                                                       $ 3,932,447



        The required fee in the amount of $1,356.02 has been wired to the Securities and Exchange Commission and is located under the name of American Capital Management & Research, Inc., CIK #0000925506, and the funds are non-restricted. Any questions regarding this filing should be addressed to the undersigned at the above address.

                                               Very truly yours,

                                               /s/ HUEY P. FALGOUT, JR.
                                               -------------------------
                                               Huey P. Falgout, Jr.
                                               Assistant Secretary